Statement of Additional Information (SAI) Supplement

American Century California Tax-Free and Municipal Funds (SAI dated January 1, 2012)
American Century Government Income Trust (SAI dated August 1, 2011)
American Century International Bond Funds (SAI dated January 31, 2012)
American Century Investment Trust (SAI dated August 1, 2011)
American Century Municipal Trust (SAI dated October 1, 2011)
American Century Quantitative Equity Funds, Inc. (SAI dated October 31, 2011)
American Century Target Maturities Trust (SAI dated February 1, 2012)
American Century Variable Portfolios II, Inc. (SAI dated May 1, 2011)

Supplement dated April 6, 2012

The following entry is added after the entry for Charles A. Etherington in the Officers table in the Management section of the SAI.

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (February 2000 to present)

The following entry replaces Robert J. Leach in the Officers table in the Management section of the SAI.

Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (February 2000 to present)

John Freidenrich will retire as Trustee/Director effective April 30, 2012. All references to him in the SAI should be deleted after that date, with the exception of the Compensation of Directors section of the SAI. The following footnote should be added to the Compensation of Directors table:

Mr. Freidenrich retired from the board on April 30, 2012.

American Century California Tax-Free and Municipal Funds only:

The following replaces footnote 2 in the Board Compensation table on page 33 of the SAI.

2
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Gilson, $307,274 and Mr. Pervere, $9,843.

American Century Government Income Trust only:

The following replaces footnote 2 in the Board Compensation table on page 31 of the SAI.

2
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Gilson, $266,052; Mr. Pervere, $8,456; and Ms. Wohlers, $19,274.

American Century International Bond Funds only:

The following replaces footnote 2 in the Board Compensation table on page 33 of the SAI.

2
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Gilson, $270,786; and Mr. Pervere, $8,651.

American Century Investment Trust only:

The following replaces footnote 2 in the Board Compensation table on page 40 of the SAI.

2
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Gilson, $266,052; Mr. Pervere, $8,456; and Ms. Wohlers, $19,274.

American Century Municipal Trust only:

The following replaces footnote 2 in the Board Compensation table on page 38 of the SAI.

2
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Gilson, $276,542; and Mr. Pervere, $8,781.

American Century Quantitative Equity Funds, Inc. only:

The following replaces footnote 2 in the Board Compensation table on page 39 of the SAI.

2
Includes compensation paid by the eight investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Gilson, $270,786; and Mr. Pervere, $8,651.

American Century Target Maturities Trust only:

The following replaces footnote 2 in the Board Compensation table on page 17 of the SAI.

2
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Gilson, $318,768; and Mr. Pervere, $10,138.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.

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